Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We do not have any formal policy
that
requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. It is the compensation committee’s practice to generally avoid granting equity awards during periods in which there is material non-public
information about the Company. Consistent with our annual compensation cycle, the compensation committee has for several years granted annual equity awards to our executive officers at the beginning of each fiscal year. Prior to 2025, non-employee
directors received annual equity awards, consistent with our then-current Amended and Restated Outside Director Compensation Policy, on the date of the annual meeting of our stockholders. In 2024 our board of directors adopted an updated Amended and Restated Outside Director Compensation Policy, pursuant to which non-employee
directors are granted annual equity awards concurrently with our executive officers at the beginning of each fiscal year. The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine
grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). Outside of our annual equity award cycle, we may grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retention purposes, or in other relevant circumstances. Under the Inducement Plan, which is only available for grants to new employees, we also grant equity awards at the time of the new employee joining us. As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information.
We do not time the
disclosure
of material nonpublic information for the purpose of affecting the value of equity-based compensation.
No stock options were issued to executive officers in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public
information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method	No stock options were issued to executive officers in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public
information and ending one business day after the filing or furnishing of such report with the SEC.
Award Timing, How MNPI Considered	No stock options were issued to executive officers in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public
information and ending one business day after the filing or furnishing of such report with the SEC.
MNPI Disclosure Timed for Compensation Value	false